Patent Finance Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Current and Long Term Portion of Obligation

The current and long term portion of this obligation is reflected as follows:

	As at December 31, 2012	As at December 31, 2011
Patent finance obligation, due December 27, 2014	$5,217	$7,647
Current portion	(2,547)	(2,458)

	$2,670	$5,189

Schedule of Principal Repayments	Principal repayments are expected to be as follows:

2013	$2,547
2014	$2,670
2015 and thereafter	$—